UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2009

Item 1. Reports to Stockholders

Fidelity ®
Institutional
Short-Intermediate
Government Fund

Semiannual Report

May 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although there has been some encouraging news in the capital markets this spring, many economic uncertainties remain - including still-weak corporate earnings and sluggish consumer spending - which could call into question the sustainability and overall strength of the markets' recent forward momentum. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today,

more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2008 to May 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2008	Ending Account Value May 31, 2009	Expenses Paid During Period* December 1, 2008 to May 31, 2009
Actual	.45%	$ 1,000.00	$ 1,022.10	$ 2.27
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of May 31, 2009
	% of fund's investments	% of fund's investments 6 months ago
Less than 3%	58.5	42.4
3 - 3.99%	14.5	21.2
4 - 4.99%	10.0	17.7
5 - 5.99%	6.9	9.2
6 - 6.99%	5.9	7.2
7% and over	0.4	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of May 31, 2009
6 months ago
Years	3.1	3.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2009
6 months ago
Years	2.6	2.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of May 31, 2009*		As of November 30, 2008**
	Mortgage Securities 13.3%		Mortgage Securities 14.2%
	CMOs and Other Mortgage Related Securities 4.4%		CMOs and Other Mortgage Related Securities 5.9%
	U.S. Treasury Obligations 43.8%		U.S. Treasury Obligations 50.3%
	U.S. Government Agency Obligations 38.2%		U.S. Government Agency Obligations 28.3%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 1.3%
* Futures and Swaps	2.4%	** Futures and Swaps	6.1%

Semiannual Report

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 82.0%
	Principal Amount	Value
Other Government Related - 10.1%
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (a)	$ 15,000,000	$ 15,034,815
1.875% 6/4/12 (FDIC Guaranteed) (a)	5,000,000	5,011,710
Citigroup Funding, Inc.:
1.25% 6/3/11 (FDIC Guaranteed) (a)	7,000,000	7,006,139
2% 3/30/12 (FDIC Guaranteed) (a)	5,000,000	5,026,195
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (a)	12,000,000	12,125,832
JPMorgan Chase & Co.:
1.65% 2/23/11 (FDIC Guaranteed) (a)	2,140,000	2,154,171
1.902% 12/26/12 (FDIC Guaranteed) (a)	7,000,000	7,018,697
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (a)	9,000,000	9,351,639
TOTAL OTHER GOVERNMENT RELATED		62,729,198
U.S. Government Agency Obligations - 28.1%
Fannie Mae:
1.375% 4/28/11	5,600,000	5,632,822
1.75% 3/23/11	14,305,000	14,491,265
1.875% 4/20/12	5,110,000	5,147,615
2.5% 5/15/14	5,006,000	4,940,491
2.75% 3/13/14	7,100,000	7,123,473
2.875% 10/12/10	14,271,000	14,671,787
3% 7/12/10	1,875,000	1,922,599
3.25% 8/12/10	573,000	590,050
3.375% 5/19/11	19,544,000	20,423,050
3.625% 8/15/11	12,000,000	12,624,024
4.75% 11/19/12	2,500,000	2,730,585
5% 2/16/12	2,300,000	2,509,091
6% 5/15/11	4,335,000	4,747,176
Federal Home Loan Bank:
2.25% 4/13/12	11,080,000	11,239,685
3.625% 10/18/13	13,230,000	13,735,227
Freddie Mac:
1.5% 1/7/11	8,230,000	8,306,572
2.125% 3/23/12	3,000,000	3,037,545
2.5% 4/23/14	2,610,000	2,580,833
3.25% 7/16/10	113,000	116,216
4.125% 11/30/09	14,100,000	14,349,133
4.875% 11/15/13	250,000	273,858
5.25% 7/18/11	6,000,000	6,508,920
6.875% 9/15/10	13,200,000	14,171,731
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	$ 1,936,224	$ 2,002,739
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	588,460	629,652
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		174,506,139
U.S. Treasury Obligations - 43.8%
U.S. Treasury Notes:
0.875% 2/28/11	18,174,000	18,194,537
0.875% 3/31/11	1,100,000	1,101,032
0.875% 5/31/11	30,353,000	30,324,466
1.125% 1/15/12	13,000,000	12,967,500
1.375% 2/15/12	27,286,000	27,396,836
1.375% 4/15/12	29,050,000	29,081,781
1.375% 5/15/12	26,109,000	26,086,546
1.5% 12/31/13	1,403,000	1,362,554
1.75% 11/15/11	1,789,000	1,815,280
1.875% 2/28/14	995,000	977,279
1.875% 4/30/14 (b)	25,188,000	24,660,563
2% 11/30/13	4,577,000	4,547,680
2.25% 5/31/14	12,142,000	12,086,025
2.625% 4/30/16	5,245,000	5,110,597
2.75% 2/28/13	12,669,000	13,139,134
2.75% 10/31/13	25,475,000	26,175,563
3.125% 8/31/13	10,665,000	11,151,591
3.125% 9/30/13	3,970,000	4,145,859
3.375% 6/30/13	10,561,000	11,175,682
3.375% 7/31/13	900,000	951,961
4.5% 4/30/12	4,130,000	4,502,666
4.625% 7/31/12	608,000	667,327
4.75% 5/31/12	4,500,000	4,947,188
TOTAL U.S. TREASURY OBLIGATIONS		272,569,647
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $504,444,647)		509,804,984
U.S. Government Agency - Mortgage Securities - 13.3%
	Principal Amount	Value
Fannie Mae - 7.2%
3.279% 3/1/35 (c)	$ 20,800	$ 21,213
3.316% 3/1/35 (c)	216,452	220,165
3.661% 10/1/33 (c)	11,276	11,503
3.891% 2/1/33 (c)	29,909	30,462
3.917% 7/1/35 (c)	87,321	88,903
3.942% 5/1/35 (c)	2,808,653	2,857,030
4% 9/1/13 to 5/1/20	1,021,283	1,042,500
4.017% 5/1/34 (c)	270,944	275,422
4.046% 3/1/35 (c)	5,808	5,879
4.277% 7/1/33 (c)	4,919,038	5,091,662
4.296% 8/1/35 (c)	540,137	549,929
4.298% 3/1/33 (c)	20,039	20,492
4.312% 7/1/35 (c)	735,537	749,922
4.316% 7/1/35 (c)	116,980	119,656
4.414% 3/1/37 (c)	2,203,143	2,266,869
4.418% 10/1/33 (c)	153,428	157,734
4.428% 7/1/36 (c)	108,538	110,788
4.43% 3/1/35 (c)	71,573	73,723
4.434% 4/1/33 (c)	282,490	287,867
4.491% 7/1/35 (c)	14,011	14,275
4.5% 3/1/18 to 11/1/19	702,081	727,938
4.512% 11/1/36 (c)	164,929	169,700
4.514% 2/1/35 (c)	968,981	993,309
4.531% 10/1/35 (c)	592,887	609,483
4.533% 11/1/33 (c)	61,791	64,270
4.548% 10/1/33 (c)	27,755	28,397
4.596% 7/1/35 (c)	466,302	481,323
4.626% 10/1/35 (c)	49,932	50,692
4.647% 4/1/35 (c)	349,016	356,752
4.667% 7/1/35 (c)	32,439	33,482
4.697% 2/1/35 (c)	482,191	495,467
4.702% 2/1/35 (c)	193,991	200,987
4.708% 8/1/33 (c)	31,469	32,050
4.715% 11/1/35 (c)	197,701	203,820
4.738% 10/1/35 (c)	535,748	549,402
4.765% 2/1/34 (c)	7,883	8,128
4.786% 7/1/35 (c)	159,758	165,311
4.797% 2/1/36 (c)	406,461	420,332
4.848% 3/1/33 (c)	80,089	82,317
4.863% 5/1/35 (c)	76,498	78,125
4.867% 8/1/35 (c)	356,011	370,696
4.895% 2/1/36 (c)	441,871	456,876
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.909% 1/1/35 (c)	$ 114,176	$ 117,017
4.967% 7/1/34 (c)	14,392	14,663
4.987% 7/1/35 (c)	350,249	360,733
4.989% 2/1/34 (c)	242,201	251,378
4.994% 2/1/35 (c)	180,751	185,492
5% 2/1/16	19,479	20,298
5.001% 12/1/32 (c)	219,151	222,830
5.045% 10/1/35 (c)	198,124	202,820
5.075% 4/1/35 (c)	351,071	361,913
5.085% 9/1/34 (c)	26,638	27,134
5.098% 10/1/35 (c)	142,798	147,338
5.15% 6/1/35 (c)	135,828	138,769
5.152% 8/1/34 (c)	217,170	222,866
5.185% 3/1/35 (c)	20,284	20,893
5.265% 7/1/35 (c)	972,023	1,008,853
5.302% 12/1/32 (c)	71,059	72,689
5.308% 12/1/34 (c)	42,414	43,351
5.342% 2/1/37 (c)	106,348	110,425
5.377% 2/1/37 (c)	452,770	468,398
5.391% 4/1/36 (c)	176,213	183,537
5.466% 2/1/37 (c)	630,447	656,414
5.498% 6/1/47 (c)	79,166	82,070
5.5% 6/1/09	25	25
5.5% 12/1/13 to 6/1/20	3,765,825	3,958,794
5.51% 4/1/36 (c)	4,395,169	4,587,295
5.514% 11/1/36 (c)	167,489	172,919
5.624% 4/1/36 (c)	460,380	479,977
5.664% 2/1/36 (c)	113,726	118,672
5.766% 3/1/36 (c)	883,367	919,992
5.804% 9/1/36 (c)	175,289	180,806
5.869% 5/1/36 (c)	106,917	111,632
5.881% 12/1/36 (c)	169,767	178,183
6% 5/1/12 to 3/1/22	4,140,472	4,382,123
6.002% 4/1/36 (c)	1,806,265	1,885,289
6.131% 4/1/36 (c)	165,109	172,310
6.22% 3/1/37 (c)	59,393	62,548
6.248% 6/1/36 (c)	27,392	28,243
6.5% 6/1/15 to 7/1/32	379,770	406,405
7% 6/1/12 to 11/1/14	177,896	185,001
7.541% 12/1/32 (c)	1,023,861	1,070,254
9% 2/1/13 to 8/1/21	104,233	111,884
9.5% 2/1/10 to 11/1/21	532	584
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
10.5% 8/1/20	$ 13,286	$ 15,118
11% 11/1/10 to 9/1/14	29,334	30,458
11.5% 11/1/15 to 7/15/19	72,904	81,201
12% 4/1/15	10,992	12,527
12.5% 3/1/16	1,102	1,267
		44,648,239
Freddie Mac - 6.1%
3.155% 2/1/34 (c)	37,771	38,349
3.479% 3/1/35 (c)	105,777	107,996
3.729% 6/1/33 (c)	134,858	136,540
3.758% 5/1/35 (c)	285,624	290,818
3.911% 4/1/34 (c)	485,106	492,968
3.993% 7/1/33 (c)	2,935,976	2,989,090
4% 11/1/20	745,674	761,700
4.3% 12/1/33 (c)	285,860	292,024
4.305% 6/1/35 (c)	67,889	69,860
4.485% 1/1/35 (c)	36,709	37,810
4.486% 5/1/35 (c)	211,436	217,914
4.489% 7/1/35 (c)	183,762	187,076
4.535% 5/1/38 (c)	7,386,400	7,643,019
4.618% 9/1/36 (c)	120,605	123,422
4.682% 4/1/35 (c)	354,886	367,895
4.707% 11/1/35 (c)	162,899	167,092
4.774% 3/1/35 (c)	102,217	104,400
4.794% 2/1/36 (c)	45,430	47,033
4.834% 9/1/35 (c)	5,022,253	5,176,949
4.932% 1/1/35 (c)	377,732	387,196
5% 9/1/18 to 9/1/35	3,580,845	3,738,224
5.027% 7/1/35 (c)	648,321	669,094
5.081% 7/1/35 (c)	143,471	148,202
5.095% 10/1/35 (c)	188,770	195,317
5.248% 10/1/36 (c)	181,263	188,797
5.25% 2/1/36 (c)	18,159	18,885
5.308% 3/1/33 (c)	5,451	5,587
5.437% 4/1/37 (c)	62,548	64,094
5.474% 3/1/37 (c)	65,296	67,265
5.486% 1/1/36 (c)	171,066	178,564
5.5% 8/1/14 to 11/1/20	2,454,414	2,583,634
5.52% 1/1/36 (c)	207,769	216,360
5.594% 3/1/36 (c)	704,334	734,895
5.692% 10/1/35 (c)	46,401	48,765
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.737% 5/1/37 (c)	$ 119,889	$ 124,660
5.742% 5/1/37 (c)	799,369	832,593
5.769% 5/1/37 (c)	455,655	474,593
5.78% 4/1/37 (c)	364,921	378,991
5.787% 3/1/37 (c)	339,191	347,893
5.813% 6/1/37 (c)	282,522	294,264
5.846% 5/1/37 (c)	59,669	62,091
5.947% 4/1/36 (c)	1,261,832	1,311,011
6% 11/1/16 to 2/1/19	1,247,987	1,325,321
6.072% 6/1/36 (c)	227,700	237,164
6.092% 12/1/36 (c)	847,288	880,480
6.141% 2/1/37 (c)	132,436	138,364
6.142% 12/1/36 (c)	251,015	262,314
6.205% 8/1/36 (c)	1,431,406	1,492,654
6.22% 7/1/36 (c)	118,260	123,360
6.418% 6/1/37 (c)	34,413	36,033
6.5% 12/1/21	338,217	363,774
6.651% 8/1/37 (c)	224,835	235,650
7.347% 4/1/37 (c)	15,255	16,054
7.5% 11/1/12	58,512	60,984
9% 10/1/16 to 12/1/18	37,475	40,482
9.5% 2/1/17 to 12/1/22	117,492	128,817
10% 7/1/09 to 6/1/20	6,918	7,678
10.5% 9/1/20 to 5/1/21	393	426
11% 12/1/11	16	16
11.5% 10/1/15	3,503	3,904
12% 10/1/13 to 11/1/19	12,372	13,768
12.25% 11/1/14	15,126	16,747
12.5% 8/1/10 to 6/1/19	55,421	61,649
		37,768,569
Government National Mortgage Association - 0.0%
8% 11/15/09 to 12/15/23	158,371	171,392
8.5% 5/15/16 to 3/15/17	36,078	39,212
10.5% 1/15/16 to 1/15/18	35,188	39,878
11% 10/20/13	1,261	1,399
13.5% 7/15/11	527	541
		252,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $79,994,362)		82,669,230
Collateralized Mortgage Obligations - 4.4%
	Principal Amount	Value
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.46% 4/25/24 (c)	$ 1,135,051	$ 939,327
Series 2007-95 Class A1, 0.5588% 8/27/36 (c)	324,535	299,789
planned amortization class Series 2002-83 Class ME, 5% 12/25/17	2,390,000	2,504,660
sequential payer Series 1999-25 Class Z, 6% 6/25/29	2,159,564	2,285,370
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.2888% 8/25/31 (c)	270,112	271,483
Series 2002-49 Class FB, 0.935% 11/18/31 (c)	432,931	430,046
Series 2002-60 Class FV, 1.3088% 4/25/32 (c)	96,558	97,067
Series 2002-74 Class FV, 0.7588% 11/25/32 (c)	1,052,192	1,044,925
Series 2002-75 Class FA, 1.3088% 11/25/32 (c)	197,798	198,878
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	508,594	536,307
Series 2002-61 Class PG, 5.5% 10/25/17	945,000	1,003,148
Series 2002-9 Class PC, 6% 3/25/17	754,547	809,066
Series 2003-85 Class GD, 4.5% 9/25/18	395,000	408,380
Series 2004-81 Class KC, 4.5% 4/25/17	325,000	335,171
Series 2005-52 Class PB, 6.5% 12/25/34	564,702	607,962
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	120,355	127,308
Series 2002-57 Class BD, 5.5% 9/25/17	123,908	131,676
Series 2004-95 Class AN, 5.5% 1/25/25	351,752	372,567
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2448 Class FT, 1.3444% 3/15/32 (c)	431,902	434,334
Series 2526 Class FC, 0.7444% 11/15/32 (c)	227,551	225,110
Series 2530 Class FE, 0.9444% 2/15/32 (c)	248,517	247,659
Series 2630 Class FL, 0.8444% 6/15/18 (c)	24,979	24,947
Series 2925 Class CQ, 0% 1/15/35 (c)	106,527	93,272
Series 3344 Class FT, 0.6944% 7/15/34 (c)	6,810,976	6,697,225
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	127,379	135,323
Series 2363 Class PF, 6% 9/15/16	166,426	176,676
Series 2376 Class JE, 5.5% 11/15/16	132,134	139,110
Series 2381 Class OG, 5.5% 11/15/16	100,788	106,303
Series 2425 Class JH, 6% 3/15/17	176,357	187,509
Series 2628 Class OE, 4.5% 6/15/18	335,000	343,111
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2695 Class DG, 4% 10/15/18	$ 805,000	$ 799,033
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	870,737	925,736
Series 2570 Class CU, 4.5% 7/15/17	62,911	65,162
Series 2572 Class HK, 4% 2/15/17	83,346	85,284
Series 2617 Class GW, 3.5% 6/15/16	148,338	148,001
Series 2672 Class HA, 4% 9/15/16	668,887	688,076
Series 2729 Class GB, 5% 1/15/19	545,000	577,941
Series 2860 Class CP, 4% 10/15/17	61,365	62,760
Series 3013 Class VJ, 5% 1/15/14	793,262	830,631
Series 2564 Class BQ, 5.5% 10/15/17	1,863,657	1,982,716
Series 2975 Class NA, 5% 7/15/23	95,271	96,281
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,958,375)		27,475,330
Cash Equivalents - 3.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 5/29/09 due 6/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $24,267,000)	$ 24,267,347	24,267,000
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $635,664,384)		644,216,544
NET OTHER ASSETS - (3.6)%		(22,114,295)
NET ASSETS - 100%		$ 622,102,249
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.28% with JPMorgan Chase, Inc.	April 2018	$ 2,500,000	$ (152,031)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	March 2037	850,000	(198,139)
Receive semi-annually a fixed rate equal to 3.3175% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2010	9,000,000	339,062
Receive semi-annually a fixed rate equal to 3.78% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	8,000,000	459,386
		$ 20,350,000	$ 448,278
Legend

(a) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $62,729,198 or 10.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$24,267,000 due 6/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 1,070,379
Bank of America, NA	2,060,530
Barclays Capital, Inc.	3,434,217
Credit Suisse Securities (USA) LLC	169,590
Deutsche Bank Securities, Inc.	3,795,418
HSBC Securities (USA), Inc.	3,434,217
ING Financial Markets LLC	1,144,739
J.P. Morgan Securities, Inc.	8,013,172
Mizuho Securities USA, Inc.	572,369
Societe Generale, New York Branch	572,369
$ 24,267,000
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 644,216,544	$ -	$ 643,493,620	$ 722,924
Other Financial Instruments*	$ 448,278	$ -	$ 448,278	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 692,160
Total Realized Gain (Loss)	3,092
Total Unrealized Gain (Loss)	17,817
Cost of Purchases	-
Proceeds of Sales	(83,630)
Amortization/Accretion	88
Transfer in/out of Level 3	93,397
Ending Balance	$ 722,924

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of May 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ 798,448	$ (350,170)
Total Value of Derivatives	$ 798,448	$ (350,170)
(a) Value is disclosed on the Statement of Assets and Liabilities under the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Income Tax Information
At November 30, 2008, the fund had a capital loss carryforward of approximately $4,326,490 of which $752,015 and $3,574,475 will expire on November 30, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $24,267,000) - See accompanying schedule: Unaffiliated issuers (cost $635,664,384)		$ 644,216,544
Cash		13,697
Receivable for investments sold		55,440,962
Receivable for fund shares sold		2,058,243
Interest receivable		2,905,445
Unrealized appreciation on swap agreements		798,448
Total assets		705,433,339

Liabilities
Payable for investments purchased Regular delivery	$ 67,193,011
Delayed delivery	14,465,563
Payable for fund shares redeemed	1,068,659
Distributions payable	18,899
Unrealized depreciation on swap agreements	350,170
Accrued management fee	234,579
Other affiliated payables	209
Total liabilities		83,331,090

Net Assets		$ 622,102,249
Net Assets consist of:
Paid in capital		$ 607,626,758
Undistributed net investment income		4,898
Accumulated undistributed net realized gain (loss) on investments		5,470,155
Net unrealized appreciation (depreciation) on investments		9,000,438
Net Assets, for 61,264,532 shares outstanding		$ 622,102,249
Net Asset Value, offering price and redemption price per share ($622,102,249 ÷ 61,264,532 shares)		$ 10.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2009 (Unaudited)

Investment Income
Interest		$ 8,176,326

Expenses
Management fee	$ 1,436,468
Independent trustees' compensation	1,131
Miscellaneous	1,887
Total expenses before reductions	1,439,486
Expense reductions	(4,070)	1,435,416
Net investment income		6,740,910
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,471,756
Investments not meeting investment restrictions	7,810
Futures contracts	209,422
Swap agreements	1,320,176
Total net realized gain (loss)		10,009,164
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,181,934)
Swap agreements	(310,713)
Total change in net unrealized appreciation (depreciation)		(2,492,647)
Net gain (loss)		7,516,517
Net increase (decrease) in net assets resulting from operations		$ 14,257,427

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2009 (Unaudited)	Year ended November 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,740,910	$ 14,503,625
Net realized gain (loss)	10,009,164	9,505,975
Change in net unrealized appreciation (depreciation)	(2,492,647)	5,588,111
Net increase (decrease) in net assets resulting from operations	14,257,427	29,597,711
Distributions to shareholders from net investment income	(7,018,652)	(14,814,474)
Share transactions Proceeds from sales of shares	218,850,906	396,363,632
Reinvestment of distributions	6,894,347	14,557,009
Cost of shares redeemed	(223,410,602)	(179,755,621)
Net increase (decrease) in net assets resulting from share transactions	2,334,651	231,165,020
Total increase (decrease) in net assets	9,573,426	245,948,257

Net Assets
Beginning of period	612,528,823	366,580,566
End of period (including undistributed net investment income of $4,898 and undistributed net investment income of $282,640, respectively)	$ 622,102,249	$ 612,528,823
Other Information Shares
Sold	21,582,667	40,149,047
Issued in reinvestment of distributions	679,300	1,479,153
Redeemed	(22,025,434)	(18,257,450)
Net increase (decrease)	236,533	23,370,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31,

Years ended November 30,

2009

2008

2007

2006

2005

2004

Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 9.73	$ 9.55	$ 9.52	$ 9.65	$ 9.71
Income from Investment Operations
Net investment income D	.107	.316	.411	.382	.293	.225
Net realized and unrealized gain (loss)	.115	.326	.196	.012	(.160)	(.060)
Total from investment operations	.222	.642	.607	.394	.133	.165
Distributions from net investment income	(.112)	(.332)	(.427)	(.364)	(.263)	(.225)
Net asset value, end of period	$ 10.15	$ 10.04	$ 9.73	$ 9.55	$ 9.52	$ 9.65
Total Return B, C	2.21%	6.72%	6.54%	4.24%	1.39%	1.71%
Ratios to Average Net Assets E
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.44%	.44%	.44%	.44%	.45%
Net investment income	2.12% A	3.22%	4.31%	4.03%	3.05%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 622,102	$ 612,529	$ 366,581	$ 343,125	$ 428,686	$ 485,782
Portfolio turnover rate	406% A	238%	257%	126%	96%	165%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2009 (Unaudited)

1. Organization.

Fidelity Institutional Short-Intermediate Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157). SFAS 157 establishes a hierarchy that

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of May 31, 2009, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 9,879,182
Unrealized depreciation	(1,264,471)
Net unrealized appreciation (depreciation)	$ 8,614,711
Cost for federal income tax purposes	$ 635,601,833

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon

Semiannual Report

3. Operating Policies - continued

Repurchase Agreements - continued

settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts and swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

In pursuit of its investment objectives, the Fund is exposed to financial risks. These risks are further explained below:

Interest Rate Risk	Interest rate risk is the risk that the value of interest-bearing financial instruments will fluctuate due to changes in the prevailing levels of market interest rates.

The following notes provide more detailed information about each derivative type held by the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Investments in Derivative Instruments - continued

Futures Contracts. The Fund uses futures contracts to manage its exposure to the bond markets and to fluctuations in interest rates. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include interest rate risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in each applicable Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may exceed amounts recognized on the Fund's Statement of Asset and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are

Semiannual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount. Risks of loss may include interest rate risk and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Interest Rate Risk
Futures Contracts	$ 209,422	$ -
Swap Agreements	1,320,176	(310,713)
Total Interest Rate Risk	1,529,598	(310,713)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 1,529,598	$ (310,713)
(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $209,422 for futures contracts, and $1,320,176 for swap agreements.
(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(310,713) for swap agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities and U.S. government securities, aggregated $64,352,685 and $2,002,760, respectively.

The Fund realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense, including commitment fees. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,887 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus

Semiannual Report

8. Security Lending - continued

any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $3,083.

9. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $4,070.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Institutional Short-Intermediate Government Fund

On May 21, 2009, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for four months, through September 30, 2009, in connection with the reorganization of the Board's new meeting schedule. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through September 30, 2009, with the understanding that the Board will consider their renewal in September 2009.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

ISIG-USAN-0709
1.786814.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 23, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 23, 2009